Other operating income/(expense) - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ (1,751)	£ (791)	£ (1,607)
Shionogi ViiV healthcare
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	1,533
Novartis vaccines
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	206
Haleon plc
Disclosure of other operating income expense [line items]
Gain (loss) on remeasurement of investments measured at fair value through profit or loss	£ 22	(17)
Dividends received		£ 49